Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)		Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Class A [Member]	Common Class A [Member] Ordinary Shares [Member]	Common Class B [Member]	Common Class B [Member] Ordinary Shares [Member]
Beginning balance, Shares at Nov. 02, 2021						0		0
Beginning balance, Amount at Nov. 02, 2021		$ 0	$ 0	$ 0		$ 0		$ 0
Stock issued during period Value	[1]	25,000	22,844					$ 2,156
Stock issued during period shares	[1]							21,562,500
Net Income (loss)		(5,000)		(5,000)			$ (5,000)
Ending balance, Shares at Dec. 31, 2021						0		21,562,500
Ending balance, Amount at Dec. 31, 2021		20,000	22,844	(5,000)		$ 0		$ 2,156
Forfeiture of Class B shares, Shares	[2]							(2,812,500)
Forfeiture of Class B shares, Amount	[2]		281					$ (281)
Cash received in excess of fair value of private warrants		117,334	117,334
Fair value of public warrants at issuance		36,750,000	36,750,000
Accretion of Class A ordinary shares subject to possible redemption		(85,722,976)	(36,890,459)	(48,832,517)
Net Income (loss)		22,511,785		22,511,785	$ 17,918,827		4,592,958
Ending balance, Shares at Dec. 31, 2022						0		18,750,000
Ending balance, Amount at Dec. 31, 2022		(26,323,857)	0	(26,325,732)		$ 0		$ 1,875
Accretion of Class A ordinary shares subject to possible redemption		(37,787,324)		(37,787,324)
Net Income (loss)		16,700,633		16,700,633	$ 13,360,506		$ 3,340,127
Ending balance, Shares at Dec. 31, 2023						0		18,750,000
Ending balance, Amount at Dec. 31, 2023		$ (47,410,548)	$ 0	$ (47,412,423)		$ 0		$ 1,875

[1]	Reflects the issuance of 4,312,500 Class B ordinary shares in a share recapitalization on December 13, 2021 (Note 5).
[2]	Reflects the surrender of 2,812,500 of Class B ordinary shares for no consideration on February 19, 2022 (Note 5).